Finance Receivables - Performing and NonPerforming Net Finance Receivables by Type (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Performing and nonperforming net finance receivables by type
Net finance receivables due	$ 4,914	$ 6,564
Personal loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	4,378	4,300
SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables due	0	1,703
Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	517	538
Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables due	19	23
Performing
Performing and nonperforming net finance receivables by type
Net finance receivables due	4,779	6,394
Performing | Personal loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	4,277	4,191
Performing | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables due	0	1,663
Performing | Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	483	518
Performing | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables due	19	22
Nonperforming
Performing and nonperforming net finance receivables by type
Net finance receivables due	135	170
Nonperforming | Personal loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	101	109
Nonperforming | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables due	0	40
Nonperforming | Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables due	34	20
Nonperforming | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables due	$ 0	$ 1